FINANCIAL INSTRUMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Retained Interests
Changes in Level 3 fair-value category
Balance at the beginning of the period	$ 17,289	$ 37,914	$ 37,914	$ 968,371
Total gains or losses (realized/unrealized) included in earnings	912	1,763	299	1,130
Total gains or losses (realized/unrealized) included in other comprehensive (loss) income	830	(616)	1,183	5,706
Settlements	(10,658)	(22,115)	(22,107)	(67,954)
Balance at the end of the period	8,373	16,946	17,289	37,914
Derivative Financial Instruments
Changes in Level 3 fair-value category
Balance at the beginning of the period	15	(5,375)	(5,375)	(1,645)
Total gains or losses (realized/unrealized) included in earnings	65	4,930	5,390	20,586
Total gains or losses (realized/unrealized) included in other comprehensive (loss) income	(80)
Balance at the end of the period		$ (445)	$ 15	$ (5,375)